Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Debt
8.	Debt
The components of the Company’s third-party debt consists of the following (in thousands):

	September 30, 2023	December 31, 2022
2021 Term Loan	$—	$55,000
Fortress Term Loan	60,000	—
Convertible notes	—	3,103

Total principal amount of debt	60,000	58,103

Plus: Accretion	58	213
Less: current portion of long-term debt, net of discounts	(57,677)	(53,360)
Less: unamortized deferred financing costs and debt discounts	(2,381)	(1,853)

Long-term debt, net of current portion and discounts	$—	$3,103

As of September 30, 2023 and December 31, 2022, the fair value for the Company’s Fortress Term Loan and 2021 Term Loan approximated the respective carrying amounts.
Term Loans
2021 Term Loan
In March 2021, the Company entered into a loan and security agreement (as amended, the “2021 Term Loan” and the “2021 Term Loan Agreement”) with Runway Growth Credit Fund, Inc. (“Runway”) that provided initial cash proceeds of $15.0 million, all of which was drawn down in March 2021 and provided for additional borrowings of up to $10.0 million, in $5.0 million increments, based upon the achievement of certain revenue thresholds within specified time periods, as defined in the 2021 Term Loan Agreement.
In December 2021, the 2021 Term Loan Agreement was amended (the “Amendment”) to extend the maturity date of the 2021 Term Loan to December 30, 2025 and provide for an additional $20.0 million of borrowings, of which $15.0 million (the “Term C Loan”) was available based upon the achievement of certain revenue thresholds within specified time periods as defined in 2021 Term Loan Agreement as amended. The agreement provided for equal monthly principal payments to commence on December 30, 2024 such that the borrowed principal amounts would be repaid in full on December 30, 2025. However, if certain revenue thresholds were achieved prior to April 15, 2023, the borrowed principal amounts would be repaid in full on December 30, 2025. The revenue thresholds were achieved in
June 2022
. In connection with the 2021 Term Loan, the Company paid issuance costs of $0.7 million which will be amortized over the remaining life of the loan.
In December 2021, the Company issued warrants exercisable for 132,979 shares of series C preferred stock as consideration for the Amendment and the draw down related to the 2021 Term Loan Agreement. The fair value of these warrants was determined to be $0.3 million upon issuance and are classified as a warrant liability on the condensed consolidated balance sheet as of September 30, 2023 and December 31, 2022 (see Note 10,
Fair Value Measurements
). Upon the closing of the Business Combination, these warrants were converted into warrants exercisable for 130,053 shares of Allurion Common Stock.
In June 2022, the 2021 Term Loan Agreement was amended to revise definitional terms for certain milestone events, the final payment amount and certain financial covenants. In September 2022, the 2021 Term Loan Agreement was further amended to, among other things: (1) change the interest rate to the higher of the prime rate or 3.25% plus the applicable margin of 6.44186%, (2) extend the maturity date of its outstanding term loans from December 30, 2025, to December 30, 2026, and (3) increase additional borrowing up to $15.0 million (the “Term D Loan”).
During June through September of 2022, the Company drew an additional $15.0 million of the Term C Loan based upon the achievement of certain revenue thresholds under the amended and restated provisions of the 2021 Term Loan. In connection with the Term C Loan under the 2021 Term Loan, the Company paid issuance costs of $0.3 million, which were amortized over the remaining life of the loan. Upon the additional $15.0 million draw on the Term C Loan, warrants exercisable for 44,220 shares of Series
D-1
preferred stock were issued. The Company has recorded a warrant liability of $0.4 million in connection with the Term C Loan on the consolidated balance sheets. In September 2022, in connection with the amendment of the 2021 Term Loan, the Company committed to issue warrants exercisable for an additional 44,220 shares of Series
D-1
preferred stock if the Company drew on the entire Term D Loan. The fair value of these warrants was determined to be $0.4 million upon issuance and are classified as a warrant liability on the consolidated balance sheets as of September 30, 2023 and December 31, 2022 (see Note 10,
Fair Value Measurements
). Upon the closing of the Business Combination, the warrants exercisable for 88,440 shares of Series
D-1
preferred stock were converted into warrants exercisable for 90,476 shares of Allurion Common Stock.
During October through December of 2022, the Company drew an additional $15.0 million of the Term D Loan based upon the achievement of certain revenue thresholds under the amended and restated provisions of the 2021 Term Loan.
On August 1, 2023, the 2021 Term Loan was paid off using the proceeds from the Fortress Term Loan (see below). The total payoff amount was $58.0 million, consisting of $55.0 million repayment of principal, a $1.1 million prepayment fee, and a $1.6 million final payment fee. The prepayment fee was calculated as 2% of the outstanding principal balance as of August 1, 2023. The final payment fee was calculated as the 3% of the outstanding principal balance as of August 1, 2023 less the original final payment of $0.1 million. The Company recorded a $3.9 million loss on extinguishment of debt in connection with the 2021 Term Loan repayment.
Interest expense for the three months ended September 30, 2023 related to the 2021 Term Loan was $0.8 million, consisting of $0.7 million of contractual interest, and $0.1 million amortization of debt discount, amortization of warrant, and term loan accretion. Interest expense for the nine months ended September 30, 2023 related to the 2021 Term Loan was $5.0 million, consisting of $4.7 million of contractual interest, $0.1 million amortization of debt discount, $0.1 million amortization of warrant, and $0.1 million term loan accretion. Interest expense for the three months ended September 30, 2022 was $1.2 million, consisting of $1.0 million of contractual interest, $0.1 million amortization of debt discount, less than $0.1 million amortization of warrant, and $0.1 million term loan accretion. Interest expense for the nine months ended September 30, 2022 was $2.6 million, consisting of $2.3 million of contractual interest, $0.1 million amortization of debt discount, $0.1 million amortization of warrant, and $0.1 million term loan accretion.
Fortress Term Loan
On August 1, 2023, the Company entered into the Fortress Term Loan pursuant to the Fortress Credit Agreement with Fortress that provided gross proceeds of $60 million. The Fortress Term Loan has a maturity date of June 30, 2027 and accrues interest per annum at a rate of 6.44% plus the greater of (i) the Wall Street Journal Prime Rate and (ii) 3.0%, which interest is payable in arrears on a monthly basis. An exit payment equal to 3.0% of the Fortress Term Loan (the “Exit Fee”) is due upon prepayment or the maturity date of the Fortress Term Loan, in addition to any early prepayment fee. The Exit Fee is treated as additional interest expense and is accreted over the life of the loan using the effective interest method. Proceeds of the Fortress Term Loan were used, in part, to repay all amounts outstanding under the 2021 Term Loan. In connection with the issuance of the Fortress Term Loan, the Company paid issuance costs of $2.5 million, which were recorded as a debt discount and will be amortized over the remaining life of the loan.
The Fortress Credit Agreement contains certain financial reporting and other covenants, including the maintenance of a minimum liquidity amount of $12.5 million and maintenance of minimum product revenues over trailing twelve-month periods. Upon the occurrence of an event of default, the Lenders may declare all outstanding obligations immediately due and payable as well as increase the interest rate 3.0% above the rate that is otherwise applicable. The Company has determined that there is substantial doubt about the Company’s ability to continue as a going concern (see Note 1,
Organization and Description of Business
) and there is a risk that it may not meet its covenants under the Fortress Term Loan in the future. Therefore, the amounts due as of September 30, 2023 have been classified as a current liability in the condensed consolidated financial statements. The Company is in compliance with all covenants as of September 30, 2023.
Interest expense from August 1, 2023 through September 30, 2023 related to the Fortress Term Loan was $1.7 million, consisting of $1.5 million of contractual interest, $0.1 million amortization of the debt discount, and term loan accretion of $0.1 million. The average interest rate during the three months ended September 30, 2023 was 14.94%.
Scheduled future maturities of the Fortress Term Loan for years subsequent to September 30, 2023 are as follows (in thousands):

December 31, 2023	$—
December 31, 2024	—
December 31, 2025	—
December 31, 2026	12,500
December 31, 2027	47,500

$60,000
Convertible Notes
2021 Convertible Notes
In December 2021, the Company entered into a convertible note purchase agreement with investors for gross proceeds of $2.0 million with a stated interest rate of 5.0% per annum (the “2021 Convertible Notes”) and a maturity date 36 months from the date of issuance unless previously converted pursuant to their terms of the agreement. No issuance costs were incurred.

The 2021 Convertible Notes provide that, effective upon either a Special Purpose Acquisition Company (i.e. “deSPAC”) transaction, closing of a qualified financing, or closing of a non-qualified
financing, all of the outstanding principal and interest would automatically convert into common shares or shares of the same class or series of capital stock issued in the qualified financing in an amount equal to the balance of the 2021 Convertible Notes on the date of conversion divided by the capped conversion price which is calculated by dividing $600.0 million by the fully diluted capitalization of the Company immediately prior to the conversion of the 2021 Convertible Notes.
Interest expense for the three and nine months ended September 30, 2023 related to the 2021 Convertible Notes was less than $0.1 million and $0.1 million, respectively, consisting entirely of contractual interest. Interest expense for the three and nine months ended September 30, 2022 was less than $0.1 million and $0.1 million, respectively, consisting entirely of contractual interest. Interest expense related to the 2021 Convertible Notes is recorded within Interest expense, net on the condensed consolidated statement of operations and comprehensive loss. On August 1, 2023, in connection with the closing of the Business Combination, the outstanding 2021 Convertible Notes were converted into an aggregate 133,617 shares of Allurion Common Stock with a corresponding recognition of APIC of $2.2 million, and are no longer outstanding.
2022 Convertible Notes
In January 2022, the Company entered into a convertible note purchase agreement with investors for gross proceeds of $1.1 million with a stated interest rate of 5.0% per annum (the “2022 Convertible Notes”). The 2022 Convertible Notes mature 36 months from the issuance date unless previously converted pursuant to the terms of the agreement. Issuance costs were de minimis. The 2022 Convertible Notes have the same terms as the 2021 Convertible Notes.
Interest expense for each of the three and nine months ended September 30, 2023 and September 30, 2022 related to the 2022 Convertible Notes was less than $0.1 million, consisting entirely of contractual interest. Interest expense related to the 2022 Convertible Notes is recorded within Interest expense, net on the condensed consolidated statement of operations and comprehensive loss. On August 1, 2023, in connection with the closing of the Business Combination, the outstanding 2022 Convertible Notes were converted into an aggregate 83,216 shares of Allurion Common Stock with a corresponding recognition of APIC of $1.2 million, and are no longer outstanding.
2023 Convertible Notes
Between February and August 2023, the Company entered into a convertible note purchase agreement, and related side letters, for the sale of the 2023 Convertible Notes to certain investors for gross proceeds of $28.7 million, with a stated interest rate of 7.0% per annum. The 2023 Convertible Notes mature on December 31, 2026 unless previously converted pursuant to the terms of their agreement. The 2023 Convertible Notes provide that, effective upon a deSPAC transaction, all of the outstanding principal and interest would automatically convert into a number of shares of common stock equal to the balance of the 2023 Convertible Notes on the date of conversion divided by the discounted capped conversion price, which is calculated by dividing $217.3 million by the fully diluted capitalization of the Company immediately prior to the conversion of the 2023 Convertible Notes. Additionally the 2023 Convertible Notes provide that, effective upon the closing of a qualified financing, holders of the 2023 Convertible Notes could optionally accelerate repayment of the principal and interest of the 2023 Convertible Notes or convert all of the outstanding principal and interest into common shares or shares of the same class or series of capital stock issued in the qualified financing equal to the balance of the 2023 Convertible Notes on the date of conversion divided by the greater of the capped price or the discounted price. The capped price is calculated by dividing $260.0 million by the fully diluted capitalization of the Company immediately prior to the conversion of the 2023 Convertible Notes, and the discounted price is calculated as 85% of the cash price of the same class or series of capital stock issued in the qualified financing. The 2023 Convertible Notes are accounted for under the FVO election of ASC 825 as the notes contain embedded derivatives including the automatic conversion upon a deSPAC transaction prior to the deSPAC deadline, voluntary conversion upon a qualified financing, automatic repayment upon a sale event, and conversion rate adjustment, that would require bifurcation and separate accounting. These convertible notes are initially measured at their issue-date estimated fair value and subsequently remeasured at estimated fair value on a recurring basis at each reporting period date.
Interest expense for the three and nine months ended September 30, 2023 related to the 2023 Convertible Notes was $0.1 million and $0.5 million, respectively, consisting entirely of contractual interest. Interest expense related to the 2023 Convertible Notes is recorded within Interest expense, net on the condensed consolidated statement of operations and comprehensive loss.
On May 2, 2023 the Company entered into termination agreements (the “Termination Agreements”) with respect to side letters entered into with certain holders of Legacy Allurion convertible bridge notes. With respect to the Termination Agreement with one of the side letter holders (the “Side Letter Holder”), the Company had the right to prepay, in one or more transactions, all or a portion of the outstanding principal amount, plus accrued interest, under the 2023 Convertible Note (the “Side Letter Holder Bridge Note”), including by way of (a) a $2 million payment in cash by the Company to the Side Letter Holder on May 2, 2023, $1.5 million of which is deemed a prepayment penalty and recorded as other expense on the income statement, with the remaining $0.5 million recorded as a reduction of the principal amount, (b) immediately prior to the consummation of the transactions contemplated by the Business Combination Agreement, an additional payment of at least $6 million, up to the then-outstanding principal amount, plus accrued interest, under the Side Letter Holder Bridge Note by way of (i) payment in cash by the Company and/or (ii) the sale and transfer of all or any portion of the Side Letter Holder Bridge Note, equivalent in value to the portion of the additional payment to be repaid pursuant to this clause (b)(ii), to any person or persons designated in writing by the Company. The Termination Agreements were accounted for as a modification of debt and the modified convertible notes continued to be accounted for under the FVO with any change in fair value recognized in other expense on the income statement.
In addition, under the Termination Agreement executed with the Side Letter Holder, the Company agreed to issue to the Side Letter Holder a number of shares of Allurion Common Stock (“PubCo Additional Shares”) equal to (a) the outstanding principal and accrued interest under the Side Letter Holder Bridge Note immediately prior to the consummation of the transactions contemplated by the Business Combination Agreement (after giving effect to the payment of the repayments) divided by $5.00, plus (b) 300,000 shares of Allurion Common Stock. The PubCo Additional Shares were accounted for as a freestanding financing liability. The liability for the PubCo Additional Shares is initially measured at its issue-date estimated fair value and subsequently remeasured at fair value at each reporting period with changes in fair value reflected in earnings until the PubCo Additional Shares are issued. A $3.4 million liability was recorded at issuance for the PubCo Additional Shares as Other liabilities on the balance sheet at September 30, 2023 and the related expense recorded through Other (expense) income on the condensed consolidated statement of operations and comprehensive loss for the nine months ended September 30, 2023. On August 1, 2023, upon closing of the Business Combination, the Side Letter Holder was issued 387,696 PubCo Additional Shares with a corresponding recognition of APIC of $2.7 million, and the liability is no longer outstanding.
Further on May 2, 2023, RTW and Fortress (the “Backstop Purchasers”) entered into the Backstop Agreement with the Company, Legacy Allurion and the Side Letter Holder. Pursuant to the Backstop Agreement, each Backstop Purchaser agreed that to the extent any Side Letter Holder Bridge Notes remain outstanding prior to the consummation of the Business Combination, such Backstop Purchaser will, at the closing of the Business Combination, purchase up to $2.0 million of the Side Letter Holder Bridge Notes from the Side Letter Holder in exchange for shares of Allurion Common Stock (the “Base PubCo Shares”, “Backstop Shares” and “Conditional Additional PubCo Shares”). The Base PubCo Shares and Backstop Shares were accounted for as a freestanding financing liability. The Base PubCo Shares and Backstop Shares liability is initially measured at its issue-date estimated fair value and subsequently remeasured at fair value at each reporting period with changes in fair value reflected in earnings until the Base PubCo Shares and Backstop Shares are issued. A $3.3 million liability was recorded at issuance for the Base PubCo Shares and Backstop Shares liability as Other liabilities on the balance sheet at September 30, 2023. On August 1, 2023, upon closing of the Business Combination, per the terms of the Fortress Term Loan, the Amended and Restated RTW Side Letter and Backstop Agreement, the Backstop Purchasers were each issued 950,000 shares of Allurion Common Stock with a corresponding recognition of APIC of $13.4 million, and the liability is no longer outstanding.
On August 1, 2023, immediately prior to the closing of the Business Combination, the Company repaid $6.3 million of the Side Letter Holder Bridge Note, leaving a principal balance of $6.3 million. Each Backstop Purchaser then (a) purchased $2.0 million principal amount of the outstanding portion of the Side Letter Holder Bridge Note, (b) Allurion canceled the existing Side Letter Holder Bridge Note and issued a new convertible note to the Side Letter Holder for the remaining balance together with all unpaid interest accrued since the date of issuance of $2.7 million, (c) Allurion issued convertible notes to each Backstop Purchaser with an issuance date of the Closing Date (August 1, 2023) and an original principal amount of $2.0 million each and (d) Allurion issued 700,000 shares of Allurion Common Stock to each Backstop Purchaser. Additionally, the outstanding 2023 Convertible Notes were converted into an aggregate 3,084,389 shares of Allurion Common Stock with a corresponding recognition of APIC of $22.2 million, and are no longer outstanding.

7.	Debt
The components of the Company’s third-party debt consisted of the following (in thousands):

	December 31,
	2022	2021
2021 Term Loan	$55,000	$25,000
Convertible Notes	3,103	2,000

Total principal amounts of debt	58,103	27,000

Plus: Accretion	213	28
Less: current portion of long-term debt, net of discounts	(53,360)	(24,140)
Less: unamortized deferred financing costs and debt discounts	(1,853)	(885)

Long-term debt, net of current portion and discounts	$3,103	$2,003

As of December 31, 2022 and 2021, the fair value for the Company’s third-party debt approximated the respective carrying amounts.
Term Loans
2019 Term Loan
In November 2019, the Company entered into loan and security agreement (“2019 Term Loan” and the “2019 Term Loan Agreement”) with Western Alliance Bank (“WAB”) that provided for cash proceeds of $9.0 million. Additionally, the Company is required to pay WAB a success fee (the “Success Fee”) equal to 3% of the original aggregate principal amount of the 2019 Term Loan funded upon the occurrence of certain change of control or liquidity events as defined in the 2019 Term Loan Agreement. The obligation to pay the Success Fee expires in November 2029. The Company has concluded that this freestanding financial instrument is a derivative liability, and the fair value of the Success Fee was $0.2 million as of December 31, 2022 and 2021 (see
Note 8).

Interest
expense for the year ended December 31, 2021 related to the 2019 Term Loan was $0.2 million, consisting of $0.1 million of contractual interest, less than $0.1 million of amortization of the debt discount and less than $0.1 million of term loan accretion.
In March 2021, the 2019 Term Loan then outstanding principal of $9.0 million and less than $0.1 million in interest was repaid in full. The Company recognized a $0.4 million loss on extinguishment of the 2019 Term Loan in the consolidated statement of operations within Loss on term loan extinguishment for the year ended December 31, 2021. The payoff of the 2019 Term Loan included a one-time
final payment of 2.875% of the outstanding term loan principal which was amortized to interest expense over the term of the 2019 Term Loan, or $0.3 million, and a one-time
prepayment fee of 1% of the outstanding term loan, or $0.1 million which were recognized in the consolidated statement of operations within interest expense, net.
2021 Term Loan
In March 2021, the Company entered into a loan and security agreement (the “2021 Term Loan” and the “2021 Term Loan Agreement”) with Runway Growth Credit Fund, Inc. (“Runway”) that provided initial cash proceeds of $15.0 million which was drawn down in March 2021 and provided for additional borrowings of up to $10.0 million, in $5.0 million increments, based upon the achievement of certain revenue thresholds within specified time periods, as defined in the 2021 Term Loan Agreement. In September 2021, the Company drew down an additional $5.0 million under original terms of the 2021 Term Loan. The 2021 Term Loan accrues at a variable annual rate equal to the three-month LIBOR rate, subject to a minimum rate of 0.5%
plus
the applicable margin of 9% and is payable monthly in arrears.
In December 2021, the 2021 Term Loan Agreement was amended to extend the maturity date to December 30, 2025, and provide for an additional $20.0 million of borrowings, of which $15.0 million (the “Term C Loan”) is available based upon the achievement of certain revenue thresholds within specified time periods as defined in 2021 Term Loan Agreement. Equal monthly principal payments will commence on December 30, 2024, such that the borrowed principal amounts will be repaid in full on December 30, 2025. However, if certain revenue thresholds are achieved prior to April 15, 2023, the borrowed principal amounts will be repaid in full on December 30, 2025. Additionally, in December 2021, the Company drew an additional $5.0 million under the amended and restated provisions of the 2021 Term Loan. In connection with the 2021 Term Loan, the Company paid issuance costs of $0.7 million, which will be amortized over the remaining life of the loan.
In December 2021, the Company issued 132,979 warrants exercisable for Series C preferred stock as consideration for the amendment and the draw down related to the 2021 Term Loan Agreement. The fair value of these warrants was determined to be $0.3 million upon issuance and are classified as a warrant liability on the consolidated balance sheets as of December 31, 2022 and 2021 (see Note 8).
In June 2022, the 2021 Term Loan Agreement was amended to revise definitional terms for certain milestone events, the final payment amount and financial covenant. In September 2022, the 2021 Term Loan Agreement was further amended to, among other things: (1) change the interest rate to the higher of the prime rate or 3.25%
plus
the applicable margin of 6.44186%, (2) extend the maturity date of its outstanding term loans from December 30, 2025, to December 30, 2026, and (3) increase additional borrowing up to $15.0 million (the “Term D Loan”).
During June through September of 2022, the Company drew an additional $15.0 million of the Term C Loan based upon the achievement of certain revenue thresholds under the amended and restated provisions of the 2021 Term Loan. In connection with the Term C Loan under the 2021 Term Loan, the Company paid issuance costs of $0.3 million, which will be amortized over the remaining life of the loan. Upon the

additional
$15.0 million draw on the Term C Loan, 44,220 warrants exercisable for Series
D-1
preferred stock were issued. The Company has recorded a warrant liability of $0.4 million in connection with the Term C Loan on the consolidated balance sheets. In September 2022, in connection with the amendment of the 2021 Term Loan, the Company committed to issue 44,220 warrants exercisable for Series
D-1
preferred stock if the Company draws on the entire Term D Loan. The fair value of these warrants was determined to be $0.4 million upon issuance and are classified as a warrant liability on the consolidated balance sheets as of December 31, 2022 (see Note 8).
During October through December of 2022, the Company drew an additional $15.0 million of the Term D Loan based upon the achievement of certain revenue thresholds under the amended and restated provisions of the 2021 Term Loan. Upon each draw of $5.0 million, the Company issued 14,740 warrants (for a total issuance of 44,220 warrants in connection with the Term D loan). As of December 31, 2022, the Company has outstanding borrowings of $55.0 million under the 2021 Term Loan and has no additional borrowings available.
The Company has the option to prepay the 2021 Term Loan
provided
it pays a prepayment fee equal to 3% of the outstanding principal if paid on or prior to the one-year
anniversary of funding, 2% of the outstanding
principal if paid after the first anniversary of funding, 1% of the outstanding principal if paid after the second anniversary of the funding and 0.5% if paid after the third anniversary of the funding. A final payment fee of 3% of the funded amount of the loan is due upon maturity, which is amortized to interest expense over the term of the 2021 Term Loan.
The 2021 Term Loan Agreement contains certain financial reporting and other covenants including the maintenance of a minimum liquidity amount of $3.0 million, maintenance of minimum product revenues over trailing twelve-month periods, and the occurrence of a material adverse change event. Upon the occurrence of an event of default, the lender may declare all outstanding obligations immediately due and payable as well as increase the interest rate 5.0% above the rate that is otherwise applicable. The Company has determined that there is substantial doubt about the Company’s ability to continue as a going concern (see Note 1) and consequently, there is a risk that it may not meet its covenants under the 2021 Term Loan in the future. Due to the substantial doubt about the Company’s ability to continue operating as a going concern for twelve months from the issuance date of these financial statements and the liquidity covenant within the loan agreement with Runway, the amounts due as of December 31, 2022 and 2021 have been classified as current in the consolidated financial statements. The Company was compliant with all covenants as of December 31, 2022 and 2021. The 2021 Term Loan is secured by a first priority perfected security interest in substantially all of the assets of the Company and its subsidiaries.
Interest expense for the year ended December 31, 2022 related to the 2021 Term Loan and 2021 Restated Term Loan was $4.3 million, consisting of $3.8 million of contractual interest, $0.2 million of amortization of the debt discount, $0.1 million amortization of the warrant and term loan accretion of $0.2 million. Interest expense for the year ended December 31, 2021 related to the 2021 Term Loan was $1.5 million, consisting of $1.2 million of contractual interest, $0.1 million of amortization of the debt discount and term loan accretion of $0.1 million. The average interest rate during the years ended December 31, 2022 and 2021 was 11.26% and 9.5%, respectively.

Scheduled future maturities of the 2021 Term Loan for years subsequent to December 31, 2022 are as follows (in thousands):

December 31, 2023	$—
December 31, 2024	—
December 31, 2025	3,929
December 31, 2026	51,071

$55,000

Convertible Notes
2018 – 2020 Convertible Notes
During 2018, the Company entered into various Convertible Note Agreements with investors for gross proceeds of $1.1 million with a stated interest rate of 6.0% per annum (the “2018 Convertible Notes”) and a maturity date 36 months from the date of issuance unless previously converted pursuant to the terms of the agreement. The Company incurred issuance costs of less than $0.1 million in connection with the 2018 Convertible Notes.
During 2019, the Company entered into various Convertible Note Agreements with investors for gross proceeds of $18.9 million with a stated interest rate of 6.0% per annum (the “2019 Convertible Notes”) and a maturity date 36 months from the date of issuance unless previously converted pursuant to the terms of the agreement. Additionally, the Company amended the 2018 Convertible Notes in contemplation of the issuance of the 2019 Convertible Notes. The amendment was accounted for as a debt modification and resulted in a change in the definition of conversion discount from the time-based formula to a formula equal to the balance of the note on the date of conversion divided by
an amount equal to the lesser of 80% of the per share price of shares issued in a qualified financing and the capped conversion price calculated by dividing $150.0 million by the fully diluted capitalization of the Company immediately prior to the conversion of the Convertible Notes, which represents a conversion option. Upon the amendment to the 2018 Convertible Notes and the issuance of the 2019 Convertible Notes, they have the same conversion price formula. The Company incurred issuance costs of $0.3 million in connection with the 2019 Convertible Notes.
During 2020, the Company entered into various Convertible Note Agreements with investors for gross proceeds of $13.4 million with a stated interest rate of 6.0% per annum (the “2020 Convertible Notes”) and a maturity date 36 months from the date of issuance unless previously converted pursuant to the terms of the agreement. The 2020 Convertible Notes defined the conversion discount to the balance of the note on the date of conversion divided by
an amount equal to the lesser of 85% of the per share price of shares issued in a qualified financing and the capped conversion price calculated by dividing $350.0 million by the fully diluted capitalization of the Company immediately prior to the conversion of the 2020 Convertible Notes, which represents a conversion option. The Company incurred issuance costs of $0.1 million in connection with the 2020 Convertible Notes.
The Company determined that the conversion option of the 2018 – 2020 Convertible Notes met the definition of an embedded derivative and was required to be bifurcated and accounted for separately from the notes. On the issuance dates of the 2018 – 2020 Convertible Notes, the embedded derivative liability was recorded at fair value, with the remaining proceeds allocated to the 2018 – 2020 Convertible Notes. The allocation of proceeds to the derivative liability resulted in a discount to the 2018 – 2020 Convertible Notes. The derivative liability was remeasured at fair value at each reporting period and immediately prior to the settlement. The discount was amortized to interest expense over the term of the 2018 – 2020 Convertible Notes. On the issuance date of the 2018 Convertible Notes and 2019 Convertible Notes, the fair value of the embedded derivative liability was estimated to be
$3.8 million. On the issuance date the 2020 Convertible Notes, the fair value of the embedded derivative was estimated to be $1.8 million.
The allocation of proceeds from the 2018 – 2020 Convertible Notes to the derivative liability and issuance costs resulted in an aggregate discount of $6.0 million, which was amortized to interest expense over the term of the 2018 – 2020 Convertible Notes.
In February, March, and May of 2021, the Company entered into additional Convertible Note agreements for an aggregate principal amount of $0.8 million with the same terms as the 2020 Convertible Notes as disclosed above. No issuance costs were recorded for these issuances.
The 2018 – 2020 Convertible Notes Agreements provide that, effective upon the closing of a qualified financing, as defined in the 2018 – 2020 Convertible Note Agreements, all of the outstanding principal and interest would automatically convert into shares of the same class or series of capital stock issued in the qualified financing.
In July 2021, the Company entered into the Series D Preferred Stock Purchase Agreement (the “SPA”). Under the SPA, the Company agreed to issue 842,283 shares of Series
D-1
Preferred Stock at a purchase price of $11.8725 per share for total gross proceeds of $10.0 million, which represented a Qualified Financing triggering conversion of the outstanding 2018 – 2020 Convertible Notes.
In July 2021, the 2018 – 2020 Convertible Notes were converted into shares of preferred stock. The 2018 and 2019 Convertible Notes, which had an aggregate principal and interest balance of $22.7 million, converted at the capped conversion price of $6.2256 per share for a total of 3,644,616 shares of
Series D-2
preferred stock and the 2020 Convertible Notes, which had an aggregate principal and interest balance of $15.1 million, converted at 85% of the Series
D-1
price, or $10.0916 per share, for a total of 1,498,348 shares of series
D-3
preferred stock.
Although a Qualified Financing triggered the conversion of the Convertible Notes, the actual conversion did not occur in accordance with the stated terms of the 2018 – 2020 Convertible Notes Agreements as the shares converted into Series
D-2
and Series
D-3
Preferred Stock instead of Series
D-1
Preferred Stock. Therefore, the Company treated the conversion as an extinguishment of the Convertible Notes, and the fair value of the derivative liability of the 2018-2020 Convertible Notes was remeasured on the conversion date. The Company recognized a gain on conversion of convertible notes of $2.8 million equal to the difference between the carrying amount of the 2018-2020 Convertible Notes and the derivative liability, totaling $41.6 million, and the fair value of the Series
D-2
and
Series-D3
Preferred stock issued to the noteholders. The fair values of the Series
D-2
and Series
D-3
Preferred Stock were $6.60 per share and $9.87 per share, respectively, for a total fair value issued of $24.1 million and $14.8 million, respectively.
Interest expense for the year ended December 31, 2021 related to the 2018 – 2020 Convertible Notes Agreement was $2.0 million, consisting of $1.0 million each of contractual interest and amortization of the debt discount.
2021 Convertible Notes
In December 2021, the Company entered into a Convertible Note agreement with an investor for gross proceeds of $2.0 million with a stated interest rate of 5.0% per annum (the “2021 Convertible Notes”) and a maturity date 36 months from the date of issuance unless previously converted pursuant to their terms of the agreement. No issuance costs were incurred.

The
2021 Convertible Notes provide that, effective upon either a Special Purpose Acquisition Company (i.e. “deSPAC”) transaction, closing of a qualified financing, or closing of a non-qualified
financing, all of the outstanding principal and interest would automatically convert into common shares or shares of the same class or series of capital stock issued in the qualified financing in an amount equal to the balance of the 2021 Convertible Notes on the date of conversion divided by
the capped conversion price which is calculated by dividing $600.0 million by the fully diluted capitalization of the Company immediately prior to the conversion of the 2021 Convertible Notes. If the 2021 Convertible Notes are not converted into common shares, the principal and accrued interest become payable by the Company on the earlier of the maturity date or upon an event of default. As defined in the 2021 Notes Agreement, an event of default is either (i) the Company being unable to pay its debts as they become due or (ii) the occurrence of events of liquidation or bankruptcy of the Company.
Interest expense for the year ended December 31, 2022 related to the 2021 Convertible Notes Agreement was $0.1 million, consisting entirely of contractual interest. Interest expense for the year ended December 31, 2021 related to the 2021 Convertible Notes Agreement was $0.1 million, consisting of less than $0.1 million each of contractual interest and amortization of the debt discount.
2022 Convertible Notes
In January 2022, the Company entered into a Convertible Note agreement with investors for gross proceeds of $1.1 million with a stated interest rate of 5.0% per annum (the “2022 Convertible Notes”). The 2022 Convertible Notes mature 36 months from the issuance date unless previously converted pursuant to their terms of the agreement. Issuance costs were de minimis. The 2022 Convertible Notes have the same terms as the 2021 Convertible notes.

Interest expense
for the year ended December 31, 2022 related to the 2022 Convertible Notes Agreement was $0.2 million, consisting entirely of contractual interest.
Paycheck Protection Program
In April 2020 and March 2021, the Company received two separate loans of $1.0 million under the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”) Paycheck Protection Program (“PPP”) administered through the Small Business Association (“SBA”).
The Company received notification from Needham Bank on February 19, 2021 and July 20, 2021, respectively, that due to the Company’s eligibility for 100% forgiveness, Needham Bank had received funds from the SBA to forgive the Loans, and the PPP loans were forgiven. The liability was derecognized from the consolidated balance sheets, and a gain of $2.0 million was recognized for the PPP loan forgiveness on the consolidated statement of operations and comprehensive loss during the year ended December 31, 2021. The Company incurred an immaterial amount of interest expense related to the PPP loans for the year ended December 31, 2021.